Note 12 - Borrowings (Details Textual) - Line of Credit [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 269,300
Long-Term Line of Credit	0	$ 47,900
Federal Reserve Bank of Philadelphia [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 24,200
Long-Term Line of Credit		$ 0